Others - Schedule of Financial Assets and Liabilities by Category (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Others [Line Items]
Cash and cash equivalents	$ 807,484	$ 26,380	$ 951,713	$ 31,092	$ 1,798,800	$ 2,384,527
Current financial assets at amortized cost	307,150	10,034
Accounts receivable, net	9,343	305	8,622
Short-term borrowings	46,000	1,503	46,000
Financial lease liabilities (including current portion)	48,781	1,594	52,474
Long-term borrowings	368,010	12,023	66,177
Financial Assets at Amortised Cost
Others [Line Items]
Cash and cash equivalents	807,484	26,380	951,713
Current financial assets at amortized cost	307,150	10,034
Accounts receivable, net	9,343	305	8,622
Other receivables	5,811	190	19,726
Refundable deposits	18,930	618	27,188
Financial assets	1,148,718	37,527	1,007,249
Financial Liabilities at Amortised cost
Others [Line Items]
Short-term borrowings	46,000	1,503	46,000
Other payables	206,268	6,739	93,541
Financial lease liabilities (including current portion)	48,000	1,568	52,000
Long-term borrowings	434,757	14,203	70,050
Financial liabilities	$ 735,025	$ 24,013	$ 261,591